Other receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2020
Escrow deposit for IPO guarantee	$ 150,001
Amount due from third parties		$ 33,059
Redemption of fund	5,563,191
Total	5,713,192	$ 33,059	$ 0
Transaction fee	172,057
Level 3
Investment in financial assets held for trading	$ 8,000,000